Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Operating Income
(1)	Other operating income for the years ended December 31, 2015, 2016 and 2017 is as follows:

	(In millions of yen)
	2015	2016	2017
Virtual credits breakage income	347	1,491	815
Gain on divestiture of business and subsidiaries(1)	—	1,731	10,444
Gain on sale of land(2)	—	2,461	—
Others	127	209	752

Total	474	5,892	12,011

(1)	Refer to Note 20 Supplemental Cash Flow Information for further details.
(2)

On June 29, 2016, the Company sold land in Fukuoka prefecture with a carrying amount of 2,584 million yen to Kyushu Railway Company. The sale price was 5,050 million yen and the Group recognized a gain on the sale of 2,461 million yen.

Summary of Other Operating Expenses
(2)	Other operating expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	2015	2016	2017
Rent	2,302	3,529	6,143
Travel	1,851	1,737	2,259
Supplies	723	1,154	2,378
Taxes and dues	250	801	1,516
Professional fees	2,256	2,030	2,182
Cost of goods	3,209	3,519	4,946
Training	823	1,006	1,344
Others(1)	3,018	4,600	4,635

Total	14,432	18,376	25,403

(1)	The amount consists of office management fees and other miscellaneous expenses.

Summary of Other Non-Operating Income
(3)	Other non-operating income for the years ended December 31, 2015, 2016 and 2017 is as follows:

	(In millions of yen)
	2015	2016	2017
Gain on financial assets at fair value through profit or loss	111	—	1,096
Dividend income	46	4	69
Gain on sale of financial assets	—	—	751
Others	—	5	47

Total	157	9	1,963

Summary of Other Non-Operating Expenses
(4)	Other non-operating expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	2015	2016	2017
Loss on financial assets at fair value through profit or loss	—	656	118
Loss on impairment of available-for-sale financial assets	1,790	293	1,761
Loss from derivatives	62	60	—
Others	35	53	109

Total	1,887	1,062	1,988